UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March  31, 2009

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Chief Financial Officer,
        Alternate Compliance Officer
Phone:  416-932-6337


Signature, Place, and Date of Signing:


_________________________________
[Signature]



Toronto, Ontario, Canada	April 9, 2009
[City, State] 			[Date]



Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no
holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here
if a portion of the holdings for this
reporting manager are reported in this
report and a portion are reported by other reporting manager(s).)

                                               Beutel, Goodman & Company Ltd.
                                               Form 13F Information Table              Form 13F File Number
           31-Mar-09                                                                   28 - 11939

                                                     Total    Shares Investment  Other    Voting Authority
Name of Issuer      Title of Class       CUSIP   (x $1000)           Discretion  Mgrs.         Sole  Shared       None
Bank of Nova Scotia Common             64149107     148,499 6,023,142     Sole             4,859,691          1,163,451
CIBC                Common            136069101     183,590 5,042,742     Sole             4,095,937            946,805
CDN National RailwayCommon            136375102     126,300 3,521,328     Sole             2,890,915            630,413
Enbridge            Common           29250N105      105,128 3,644,654     Sole             3,000,454            644,200
Encana              Common            292505104     237,378 5,797,388     Sole             4,793,868          1,003,520
Kinross Gold Corp.  Common            496902404     157,001 8,636,151     Sole             7,078,551          1,557,600
Manulife Financial  Common           56501R106      152,16913,504,574     Sole            11,155,574          2,349,000
Molson Coors Canada ExchNonVot CLB    608711206     201,932 5,816,586     Sole             4,792,236          1,024,350
Rogers CommunicationClass BNonVotin   775109200     104,636 4,539,184     Sole             3,709,283            829,901
Royal Bank CDA      Common            780087102     119,733 4,102,464     Sole             3,232,568            869,896
Talisman Energy Inc Common           87425E103      143,54213,550,051     Sole            10,911,747          2,638,304
Toronto Dominion BanCommon           891160509      262,792 7,620,179     Sole             6,259,909          1,360,270



Total                                             1,942,700





FORM 13F SUMMARY PAGE



Report Summary:  March 31, 2009


Number of Other Included Managers:
_____None________________

Form 13F Information Table Entry Total:
____12_________________

Form 13F Information Table Value Total:
1,942,700 (thousands)



List of Other Included Managers:  None



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]





No. Form 13F File Number Name
____ 28-__11939______________________

______________________________________
[Repeat as necessary.]